Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of operating lease additional information	The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	113,577	165,373
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	236,499	166,844
Weighted average remaining lease term
Operating leases	2.46	2.11
Weighted average discount rate
Operating leases	3.33%	3.48%

Summary of future minimum payments under operating leases
As of December 31, 2021, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2022	165,812
2023	75,327
2024 and thereafter	34,932
Less imputed interest	10,016

Total	266,055